Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]

Note 8 — Property and Equipment

Property and equipment consists of the following:

	March 31,	December 31,
	2013	2012

Medical equipment	$3,032,371	$3,033,792
Office equipment	72,410	87,163
Manufacturing equipment	303,143	303,143
Leasehold improvements	390,911	390,911

	3,798,835	3,815,009
Less accumulated depreciation	(1,590,749)	(1,374,928)

	$2,208,086	$2,440,081

For the three months ended March 31, 2013, we recorded depreciation expense of approximately $241,400 with $134,500 reported as cost of sales and $106,900 to general and administrative expenses. Amortization of leasehold improvements is included in accumulated depreciation.

Note 11 — Property and Equipment

Property and equipment, net consisted of the following:

	December 31, 2012	December 31, 2011
Medical equipment	$3,033,792	$1,283,726
Office equipment	87,163	73,927
Manufacturing equipment	303,143	262,290
Leasehold improvements	390,911	—
	3,815,009	1,619,943
Less accumulated depreciation and amortization	(1,374,928)	(641,050)
	$2,440,081	$978,893

Medical equipment, whose accumulated depreciation was approximately $902,000 and $521,000 at December 31, 2012 and 2011, respectively, primarily represents centrifuges that are leased or held for lease.

Depreciation expense was approximately $823,000, $364,000, and $240,000 for the years ended December 31, 2012, 2011, and 2010, respectively, of which $446,000, $321,000, and $186,000 were reported as cost of sales. The net book value of property and equipment disposed was $554,000 in 2012, $48,000 in 2011, and $62,000 in 2010. The disposal of property and equipment was primarily due to the sale of centrifuges.